Revenues (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Summary of Revenue
The following table presents the disaggregation of revenue from contracts with the customers:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Revenues - Products
Air mobility solutions	85,222	105,351	46,854	7,352
Smart city management solutions	4,441	8,282	7,135	1,120
Aerial media solutions	469	62,241	518	81
Others	711	186	416	66

Subtotal-Products	90,843	176,060	54,923	8,619

Revenues - Services
Air mobility solutions	694	618	1,302	204
Aerial media solutions	30,277	3,415	582	91

Subtotal-Services	30,971	4,033	1,884	295

Total Revenues	121,814	180,093	56,807	8,914